Schedule of Investments
August 31, 2023 (unaudited)
One Rock Fund

				Shares or Principal
Security Description				Amount ($)		Fair Value ($)(1)

Common Stocks - 95.97%

Agriculture Chemicals - 1.04%
The Mosaic Co. (2)				3,500		135,975

Aircraft - 2.53%
Boeing Co. (2)				1,500		336,045

Aircraft Parts & Auxiliary Equipment - 1.02%
TransDigm Group, Inc. (2)				150		135,577

Communications Equipment - 0.61%
Lumentum Holdings, Inc. (2)				1,500		81,195

Computer Storage Devices - 1.93%
Pure Storage, Inc. (2)				7,000		256,130

Construction Machinery & Equipment - 1.27%
Caterpillar, Inc.				600		168,678

Electronic Components & Accessories - 0.98%
Universal Display Corp. (2)				800		130,048

Electronic Computers - 0.98%
Dell Technologies, Inc. (2)				2,300		129,352

Fabricated Plate Work (Boiler Shops) - 1.09%
Chart Industries, Inc. (2)				800		144,464

Finance Services - 1.90%
Coinbase Global, Inc. Class A (2)				800		63,680
SoFi Technologies, Inc. (2)				15,000		129,900
Upstart Holdings, Inc. (2)				1,800		57,906

						251,486

General Building Contractors - Residential Buildings - 0.63%
Lennar Corp. Class A				700		83,363

Instruments for Measuring and Testing of Electricity and Electric Signals - 1.39%
Aehr Test Systems (2)				3,600		183,636

Laboratory Analytical Instruments - 2.55%
Coherent, Inc. (2)				9,000		338,670

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.81%
QuantumScape Corp. Class A (2)				15,000		107,100

Motor Vehicles & Passenger Car Bodies - 1.75%
Li Auto Inc. (2)				3,100		129,115
Tesla, Inc. (2)				400		103,232

						232,347

Operative Builders - 1.08%
D.R. Horton, Inc.				1,200		142,824

Optical Instruments & Lenses - 1.89%
KLA Corp.				500		250,935

Personal Credit Institutions - 1.05%
Affirm Holdings, Inc. (2)				6,700		139,427

Photographic Equipment & Supplies - 0.02%
Strong Global Entertainment, Inc. (2)				1,570		2,889

Real Estate - 0.98%
LuxUrban Hotels, Inc. (2)				44,995		130,036

Real Estate Agents & Managers (For Others) - 1.77%
OpenDoor Technologies, Inc. Class A (2)				60,000		234,000

Retail Catalog & Mail Order Houses - 4.37%
Amazon.com, Inc.				4,200		579,642

Semiconductors & Related Devices - 22.51%
NVIDIA Corp.				4,900		2,418,395
ON Semiconductor Corp. (2)				4,800		472,608
Taiwan Semiconductor (2)				1,000		93,570

						2,984,573

Services-Business Services - 4.05%
MercadoLibre, Inc. (Uruguay) (2)				150		205,854
Zillow Group, Inc. Class A (2)				6,500		330,980

						536,834

Services-Computer Programming Services - 2.11%
AppLovin Corp. (2)				2,500		108,050
Zscaler, Inc. (2)				1,100		171,655

						279,705

Services-Computer Programming, Data Processing, Etc. - 11.51%
Baidu, Inc. ADR (2)				1,200		171,396
Meta Platforms, Inc. Class A (2)				1,400		414,246
Pinterest, Inc. (2)				12,101		332,656
Trade Desk, Inc. Class A (2)				7,600		608,228

						1,526,526

Services-Equipment Rental & Leasing - 1.80%
United Rentals, Inc.				500		238,270

Services-Prepackaged Software - 16.86%
Cloudflare, Inc. Class A (2)				1,000		65,030
Datadog, Inc. Class A (2)				1,000		96,480
Microsoft Corp.				500		163,880
MicroStrategy, Inc. Class A (2)				700		250,271
MongoDB, Inc. Class A (2)				1,400		533,820
Palantir Technologies (2)				7,000		104,860
ServiceNow, Inc. (2)				800		471,064
Snowflake, Inc. Class A (2)				1,600		250,960
Unity Software, Inc. (2)				4,600		170,522
Varonis Systems, Inc. (2)				4,000		127,720

						2,234,607

Special Industry Machinery - 0.75%
ASML Holding N.V. ADR				150		99,079

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.64%
Steel Dynamics, Inc.				800		85,272

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.18%
Carpenter Technology Corp.				2,500		156,575

Water Transportation - 2.02%
Royal Caribbean Cruises, Ltd. (2)				2,700		267,138

Wholesale-Machinery, Equipment & Supplies - 0.90%
AerSale Corp. (2)				8,094		119,872

Total Common Stock				(Cost $ 9,882,053)		12,722,270

Money Market Registered Investment Companies - 0.23%

Federated Government Obligations Fund Institutional Shares 5.18% (5)				30,222		30,222

Total Money Market Registered Investment Companies				(Cost $ 30,222)		30,222

Total Investments - 96.19%				(Cost $ 9,912,275)		12,752,492

Other Assets less Liabilities - 3.81%						504,480

Total Net Assets - 100.00%						13,256,972

Futures Contracts

						Value and
						Unrealized
	Long (Short)		Notional Value of			Appreciation
	Contracts	Expiration Date	Contracts ($)	Value		(Depreciation)($)**
Index Futures
Nasdaq 100 E-Mini Futures	1	9/15/2023	305,992	310,770		4,778

Total Futures Contracts	1		305,992	310,770		4,778

				(Cost $ 305,992)		4,778

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2023in valuing the Fund's assets carried at fair value:

				Investments in		Other Financial
Valuation Inputs				Securities		Instruments (9)
Level 1 - Quoted Prices				$12,752,492	$
Level 2 - Other Significant Observable Inputs						-
Level 3 - Significant Unobservable Inputs				-		-
Total				$12,752,492		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2023